Interest in joint venture - Schedule of movement in interest in joint venture (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of joint ventures [line items]
Beginning balance	$ 41,236
Ending balance	34,687
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	41,236	$ 47,908
Share of results in joint venture	(6,549)	(3,906)
Ending balance	$ 34,687	$ 44,002